Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ .001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000
Common Stock, Issued	880,678,573	101,446,215
Preferred Stock, Par Value	$ .001	$ .001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Issued	6,000,000	6,000,000
Convertible notes payable, debt discount	$ 174,572	$ 356,819